DISCONTINUED OPERATIONS - Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Net income (loss) from continuing operations attributable to Brookfield Business Partners	$ 124	$ 116	$ (26)	$ (27)
Net income (loss) from continuing operations attributable to non-controlling interests	(84)	79	(108)	40
Net income (loss) from continuing operations	40	195	(134)	13
Net income (loss) from discontinued operations attributable to Brookfield Business Partners	0	(8)	0	(5)
Net income (loss) from discontinued operations attributable to non-controlling interests	0	(29)	0	(35)
Net income (loss) from discontinued operations	$ 0	$ (37)	$ 0	$ (40)